UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):         [_]  is a restatement.
                                          [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York,  NY  10001

Form 13F File Number:   28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart  Rosenberg             New York,  New York            February 12, 2008

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total:   $105,210


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----
Acxiom Corp                           Com          005125109    8,454   720,699  Sh        Defined      02,03    720,699    0    0
American Intl Group Inc               Com          026874107    2,227    38,200  Sh        Defined      02,03     38,200    0    0
BEA Systems Inc                       Com          073325102    4,494   284,800  Sh        Defined      02,03    284,800    0    0
Cognos Inc                            Com          19244C109   14,749   256,200  Sh        Defined      02,03    256,200    0    0
Enzon Pharmaceuticals Inc             Com          293904108    7,379   774,293  Sh        Defined      02,03    774,293    0    0
Federal Natl Mtg Assn                 Com          313586109    2,499    62,500  Sh        Defined      02,03     62,500    0    0
Genlyte Group Inc                     Com          372302109    7,597    79,800  Sh        Defined      02,03     79,800    0    0
MGI Pharma Inc                        Com          552880106   10,976   270,800  Sh        Defined      02,03    270,800    0    0
Navteq Corp                           Com          63936L100   13,241   175,150  Sh        Defined      02,03    175,150    0    0
PHH Corp                              Com          693320202    1,960   111,100  Sh        Defined      02,03    111,100    0    0
SLM Corp                              Com          78442P106    6,364   316,000  Sh        Defined      02,03    316,000    0    0
Sierra Health Services Inc            Com          826322109   21,374   509,400  Sh        Defined      02,03    509,400    0    0
Trane Inc                             Com          892893108    3,896    83,400  Sh        Defined      02,03     83,400    0    0